Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
IO — Interest Only
PO — Principal Only
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (129.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.9%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$583,395
zero %, 10/1/46	BBB	3,950,000	3,874,200
Jefferson, Cnty. Rev. Bonds, (Warrants)
Jefferson, Cnty. Rev. Bonds, 5.00%, (Refunding warrants) 9/15/34	AA	2,075,000	2,555,695
Jefferson, Cnty. Rev. Bonds, 5.00%, (Refunding warrants) 9/15/33	AA	275,000	339,408

			7,352,698
Alaska (3.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/44	A+/F	4,750,000	5,330,260
Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	6,370,000	6,371,656

			11,701,916
Arizona (3.7%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	541,825
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,596,272
5.00%, 2/15/38	BBB	500,000	566,855
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	772,755
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	200,000	210,068
(Choice Academies, Inc.), 5.625%, 9/1/42	BB	315,000	322,056
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,817,249
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	290,000	295,542
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	262,055
5.00%, 7/1/35	BB	900,000	958,698
Ser. A, 5.00%, 7/1/35	BB	600,000	639,132
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,688,880
5.00%, 12/1/32	A3	570,000	760,141
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	235,686
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	200,000	237,042
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,025,310
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	521,550

			14,451,116
Arkansas (0.8%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
5.00%, 12/1/47	A	600,000	727,794
4.00%, 12/1/44	A	610,000	688,184
4.00%, 12/1/39	A	585,000	668,754
4.00%, 12/1/37	A	805,000	929,131

			3,013,863
California (4.9%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	676,645
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	514,881
CA State G.O. Bonds, 4.00%, 3/1/37	Aa2	3,250,000	4,039,263
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	680,421
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,041,340
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,268,905
CA State Tobacco Securitization Agcy. Rev. Bonds, Ser. B-2, zero %, 6/1/55	BB/P	4,900,000	856,863
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	A-/F	1,345,000	1,407,677
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	463,392
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	5,000,000	5,111,200
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36 (Prerefunded 5/15/22)	BBB-/F	325,000	355,888
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	370,461
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	559,600
zero %, 8/1/38	BBB/P	2,000,000	758,300
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,822
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	392,498

			19,335,156
Colorado (3.4%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	850,000	861,127
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	500,000	504,890
Broadway Station Metro. Dist. No. 3 G.O. Bonds, 5.00%, 12/1/49	B/P	500,000	500,760
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), Ser. C, 5.375%, 9/1/26	A2	500,000	501,960
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	774,970
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	836,050
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	305,079
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43 (Prerefunded 6/1/23)	AAA/P	250,000	288,570
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,254,050
5.00%, 1/1/31	BB/P	500,000	511,380
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	225,839
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	260,019
Parkdale, Cmnty. Auth. Rev. Bonds, (Metro. Dist. No. 1), Ser. A, 5.00%, 12/1/40	B/P	1,000,000	1,003,920
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,681,449
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	877,266
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	751,350
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	533,455
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	1,000,000	1,010,670
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB-/P	600,000	616,158

			13,298,962
Connecticut (1.9%)
CT State Special Tax
5.00%, 5/1/40	A+	2,000,000	2,563,320
5.00%, 5/1/37	A+	2,450,000	3,169,957
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,611,330

			7,344,607
Delaware (1.6%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	A-	500,000	501,430
(Indian River Pwr.), 5.375%, 10/1/45	Baa2	2,600,000	2,614,560
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	1,065,470
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	740,151
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,000,000	1,016,770
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	503,926

			6,442,307
District of Columbia (2.0%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41 (Prerefunded 4/1/21)	BBB-	395,000	411,037
(Howard U.), Ser. A, 6.25%, 10/1/32 (Prerefunded 4/1/21)	BBB-	525,000	545,633
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,420,082
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	902,990
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	800,880
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,526,850
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	1,060,000	1,188,146
(Dulles Metrorail & Cap. Impt. Proj.), 4.00%, 10/1/53(T)	A-	1,065,000	1,181,439

			7,977,056
Florida (5.5%)
Cap. Trust Agcy. Rev. Bonds, (WFCS Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	403,260
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings, LLC)
5.00%, 1/1/55	BB-/P	1,700,000	1,735,632
4.50%, 1/1/35	BB-/P	750,000	759,555
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	240,000	248,774
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A	500,000	535,535
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	380,000	423,772
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,510,899
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	900,000	964,674
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	1,019,380
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	460,000	484,086
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	1,500,000	1,500,870
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds, (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,068,140
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,345,809
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	596,807
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	504,515
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	690,000	781,018
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BBB-/F	1,000,000	1,048,510
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,678,875
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	540,010
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,115,830
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	495,000	512,127
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	860,000	940,771
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	980,000	1,014,182
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	740,000	786,021
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	140,000	144,182

			21,663,234
Georgia (4.0%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,800,108	2,810,860
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	765,000	816,699
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	700,000	763,910
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. C, 5.25%, 10/1/30	Baa1	750,000	792,795
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	1,450,000	1,403,136
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A3	3,345,000	4,111,406
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	2,000,000	2,292,160
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	2,000,000	2,201,580
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/49	A2	500,000	558,865

			15,751,411
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	209,782

			209,782
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.125%, 11/15/32	A/F	400,000	433,560

			433,560
Idaho (0.6%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A3	2,000,000	2,217,460

			2,217,460
Illinois (15.4%)
Chicago, G.O. Bonds, Ser. A
6.00%, 1/1/38	BBB+	2,560,000	2,972,262
5.50%, 1/1/49	BBB+	1,000,000	1,125,070
5.00%, 1/1/40	BBB+	2,000,000	2,199,340
5.00%, 1/1/30	BBB+	1,800,000	2,050,092
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	1,556,000	1,558,069
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	1,500,000	1,570,545
Ser. H, 5.00%, 12/1/36	BB-	2,100,000	2,297,106
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	521,890
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	700,000	857,654
Chicago, Waste Wtr. Transmission Rev. Bonds, (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,495,048
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/39	A	875,000	976,929
5.00%, 11/1/30	A	1,000,000	1,197,750
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	A+	500,000	576,515
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	301,000	301,036
IL Fin. Auth. Rev. Bonds, (Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	500,000	500,780
IL State G.O. Bonds
5.25%, 2/1/30	Baa3	1,000,000	1,089,600
5.00%, 11/1/41	Baa3	1,250,000	1,360,200
5.00%, 1/1/41	Baa3	700,000	755,335
5.00%, 2/1/39	Baa3	200,000	211,870
Ser. A, 5.00%, 5/1/38	Baa3	1,000,000	1,115,010
5.00%, 1/1/35	Baa3	500,000	546,455
5.00%, 1/1/33	Baa3	500,000	550,120
Ser. B, 5.00%, 10/1/31	Baa3	2,000,000	2,311,020
Ser. C, 5.00%, 11/1/29	Baa3	2,700,000	3,082,860
5.00%, 2/1/29	Baa3	2,075,000	2,363,342
5.00%, 1/1/29	Baa3	1,095,000	1,224,977
Ser. A, 5.00%, 12/1/28	Baa3	1,760,000	2,034,208
Ser. D, 5.00%, 11/1/28	Baa3	1,730,000	1,985,400
Ser. D, 5.00%, 11/1/27	Baa3	770,000	886,524
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50	BB+/F	1,000,000	1,020,230
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	850,535
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	560,205
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	506,195
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,238,724
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	BBB	3,000,000	3,359,400
Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BBB	1,500,000	1,009,635
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,202,090
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/33	AA	625,000	796,875
5.00%, 4/1/31	AA	500,000	646,195
4.00%, 4/1/40	AA	610,000	691,588
4.00%, 4/1/39	AA	500,000	568,425
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,478,120
Ser. A, 5.00%, 1/1/36	AA-	1,600,000	1,956,016
Ser. A, 4.00%, 1/1/39	AA-	1,750,000	1,912,803
Ser. A, 4.00%, 1/1/38	AA-	1,750,000	1,918,385

			60,432,428
Indiana (0.1%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/29	A-	500,000	523,680

			523,680
Kansas (0.2%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	506,070
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	455,000	450,263

			956,333
Kentucky (3.0%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	916,020
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,161,952
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	138,955
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	900,972
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	4,635,000	5,286,849
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A	3,000,000	3,373,200

			11,777,948
Louisiana (1.6%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	1,500,000	1,686,750
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5
Pub. Fac. Auth. Rev. Bonds, (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	843,135
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,500,000	3,390,065
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	394,294

			6,314,249
Maine (1.3%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	1,000,000	1,038,940
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba3	1,000,000	1,031,580
(MaineHealth Oblig. Group), Ser. A, 4.00%, 7/1/45	A1	2,000,000	2,305,580
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	500,000	550,620

			4,926,720
Maryland (1.5%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	550,000	578,094
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,312,019
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	532,115
MD Econ. Dev. Corp. Student Hsg. Rev. Bonds, (Bowie State U.)
4.00%, 7/1/50	BBB-	200,000	200,540
4.00%, 7/1/40	BBB-	450,000	458,123
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,053,400
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	261,468
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,528,350

			5,924,109
Massachusetts (1.4%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,269,275
5.00%, 6/15/39	BB-/P	1,000,000	1,029,620
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	100,000	107,138
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 1/1/23)	AAA/P	100,000	116,493
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	372,674	56,538
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	BB/F	1,000,000	958,840
5.00%, 11/15/38	BB/F	500,000	483,805
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	B/P	995,000	696,500
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41 (Prerefunded 7/1/21)	A	750,000	783,713

			5,501,922
Michigan (8.8%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba3	750,000	777,053
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	801,998
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	2,000,000	2,410,980
Kentwood, Economic Dev. Rev. Bonds, (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,267,786
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB-/F	1,000,000	1,050,690
5.00%, 11/15/32	BBB-/F	1,250,000	1,355,288
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	471,892
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	600,000	680,994
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,159,439
MI State Hosp. Fin. Auth. Rev. Bonds
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	Aa3	2,125,000	2,428,959
(Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47(T)	Aa3	8,500,000	9,441,477
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,501,956
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB-/F	500,000	523,010
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/50(T)	Aa1	4,023,529	4,656,689
4.00%, 5/1/45(T)	Aa1	3,576,471	4,169,285

			34,697,496
Minnesota (1.2%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	385,259
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	532,855
Rochester, Hlth. Care Fac. Rev. Bonds, (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,003,440
Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	506,835
5.25%, 9/1/27	B-/P	750,000	762,780
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	266,958
6.375%, 9/1/31	BBB-	250,000	262,183
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,125,833

			4,846,143
Mississippi (1.4%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	5,600,000	5,648,720

			5,648,720
Missouri (1.1%)
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	774,891
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,415,653

			4,190,544
Nebraska (1.3%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	4,500,000	5,101,515

			5,101,515
Nevada (2.0%)
Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	4,000,000	4,002,960
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/21	A	405,000	421,358
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	465,000	489,724
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	625,000	660,475
5.00%, 6/1/31	B+/P	385,000	410,749
5.00%, 6/1/30	B+/P	255,000	272,909
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	295,000	315,234
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	245,000	258,463
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	650,000	654,739
4.00%, 6/1/39	BB-/P	450,000	458,775

			7,945,386
New Hampshire (2.2%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	1,275,000	1,302,833
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,033,840
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,343,562
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,128,490
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	623,528
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	290,168
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,167,410
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	622,065

			8,511,896
New Jersey (7.8%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,401,138
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	995,000	1,100,570
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	1,000,000	1,104,380
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,435,750
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,103,540
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	397,352
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,548,070
5.00%, 6/15/26	BBB+	500,000	516,390
(NJ American Wtr. Co.), Ser. D, 4.875%, 11/1/29	A1	700,000	706,482
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/39	Baa1	2,000,000	2,174,700
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,561,065
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,500,000	1,662,345
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,065,560
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/39	Baa1	875,000	1,032,045
Ser. AA, 5.00%, 6/15/38	Baa1	1,800,000	2,100,042
Ser. A, 5.00%, 12/15/34	Baa1	2,600,000	3,068,182
North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	55,000	59,828
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BB+	3,300,000	3,730,122

			30,767,561
New Mexico (1.6%)
Farmington, Poll. Control Rev. Bonds, (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,018,980
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 4.00%, 8/1/48	AA	3,400,000	3,926,728
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	517,935

			6,463,643
New York (9.6%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, zero %, 1/1/55 (stepped-coupon zero % (5.625%, 1/1/24))(STP)	B/P	300,000	276,924
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	3,465,000	4,229,448
Ser. A-1, AGM, 4.00%, 11/15/42	AA	1,535,000	1,720,796
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A2	3,000,000	3,142,950
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. C-1, 4.00%, 5/1/39	AAA	2,000,000	2,425,140
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	1,700,000	1,752,683
NY State Dorm. Auth
Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/42(T)	Aa1	10,845,000	13,196,257
Rev. Bonds, Ser. D, 5.00%, 2/15/41(T)	Aa1	5,000,000	6,507,407
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	794,970
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,350,000	2,502,351
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,007,200

			37,556,126
North Carolina (0.9%)
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	1,886,483
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	988,035
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	506,410

			3,380,928
Ohio (5.3%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	12,825,000	14,155,594
Ser. B-3, Class 2, zero %, 6/1/57	B+/P	6,000,000	868,980
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,567,065
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 5.625%, 8/15/29	Baa1	245,000	245,811
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,276,428
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	864,990
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	951,444
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	152,499
Toledo-Lucas Cnty., Port Auth. FRB, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	500,000	537,595

			20,620,406
Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	361,687
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	2,115,000	2,317,702
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/36	A3	500,000	613,380
5.00%, 11/1/34	A3	200,000	247,966

			3,540,735
Pennsylvania (4.3%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,005,270
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,820,000	1,892,309
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,459,248
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	802,283
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	379,848
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,018,150
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	480,890
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,649,520
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	505,120
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,546,380
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 3.25%, 8/1/39	B1	2,200,000	2,023,318
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	AAA/P	500,000	533,765
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	813,119
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/44	A3	1,500,000	1,831,995
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	816,447

			16,757,662
South Carolina (4.0%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	1,011,400
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A
5.75%, 6/15/49	Ba1	1,000,000	1,086,880
5.75%, 6/15/39	Ba1	500,000	550,475
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	4,000,000	4,643,120
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,259,960
Ser. C, 5.00%, 12/1/46	A2	2,500,000	2,824,500
(Santee Cooper), Ser. D, 5.00%, 12/1/43	A2	1,000,000	1,057,920
Ser. C, 5.00%, 12/1/39	A2	1,085,000	1,234,828
Ser. A, 5.00%, 12/1/36	A2	1,000,000	1,181,360

			15,850,443
Tennessee (0.3%)
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	1,000,000	1,167,000

			1,167,000
Texas (9.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,140,810
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	525,000	565,908
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,500,000	2,792,925
(Idea Pub. Schools), 5.00%, 8/15/32	A-	315,000	335,299
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	200,000	238,916
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A	2,535,000	2,661,471
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	250,000	261,698
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	1,000,000	1,033,430
Houston, Arpt. Syst. Rev. Bonds, Ser. B-1
5.00%, 7/15/35	B	2,500,000	2,540,425
5.00%, 7/15/30	B	650,000	670,911
La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,060,420
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,494,213
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	507,780
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	Baa3	1,150,000	1,361,727
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	1,830,000	1,796,639
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	Baa3	500,000	573,215
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,066,380
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/48	BB-/P	500,000	509,440
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	1,500,000	1,660,095
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	2,500,000	2,926,500
TX State G.O. Bonds, Ser. A, 5.00%, 10/1/44(T)	AAA	8,000,000	9,600,412
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,617,030
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,250,000	1,319,125
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	700,000	321,503
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	798,833

			38,855,105
Utah (0.6%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/39	BBB-/F	1,500,000	1,589,745
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	765,944

			2,355,689
Virginia (2.2%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,015,320
Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,734,275
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	667,055
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	485,179
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	1,000,000	1,121,890
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	515,285
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB-	740,000	787,567
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,150,000	1,196,472

			8,523,043
Washington (3.4%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	843,825
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	695,381
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BB	800,000	823,608
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,308,380
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/39(WIS)	Aaa	1,750,000	2,298,135
5.00%, 6/1/34(WIS)	Aaa	2,025,000	2,705,420
5.00%, 6/1/31(WIS)	Aaa	1,000,000	1,357,990
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.212%, 1/1/42	A+	1,700,000	1,700,136
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	477,505
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,204,058

			13,414,438
Wisconsin (2.8%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,150,000	1,244,197
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	366,580
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,313,266
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	326,028
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	265,540
5.00%, 5/1/42	BBB+	1,090,000	1,164,414
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	1,750,000	1,845,550
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	810,648
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	250,000	253,085
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,916,118
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	404,347
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	987,412

			10,897,185

Total municipal bonds and notes (cost $482,672,380)			$508,642,182

SHORT-TERM INVESTMENTS (4.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	13,318,112	$13,318,112
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	330,000	330,000
U.S. Treasury Bills zero%, 8/20/20		$904,000	903,959
U.S. Treasury Bills 0.011%, 8/6/20		746,000	745,994
U.S. Treasury Bills zero%, 8/13/20		388,000	387,990
U.S. Treasury Bills 0.005%, 9/10/20		338,000	337,967
U.S. Treasury Bills 0.015%, 9/3/20		310,000	309,974

Total short-term investments (cost $16,334,105)			$16,333,996
TOTAL INVESTMENTS

Total investments (cost $499,006,485)			$524,976,178

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$396,000	$35,837	$—	8/25/20	—	1.87% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	$35,837
1,189,000	117,415	—	8/24/20	—	1.91% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	117,415
2,300,000	275,110	—	8/21/20	—	2.01% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	275,110

Upfront premium received		—	Unrealized appreciation			428,362

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$428,362

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $392,595,553.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$136,268,227	$122,950,115	$90,829	$13,318,112

	Total Short-term investments	$—	$136,268,227	$122,950,115	$90,829	$13,318,112
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
	At the close of the reporting period, the fund maintained liquid assets totaling $70,511,908 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.16%, 0.15% and 0.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	27.40%
	Education	16.60%
	State debt	15.30%
	Utilities	11.60%
	Tax bonds	10.70%
	Transportation	10.70%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $52,370,071 were held by the TOB trust and served as collateral for $31,391,575 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $212,255 for these investments based on an average interest rate of 0.82%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$508,642,182	$—
Short-term investments	13,648,112	2,685,884	—

Totals by level	$13,648,112	$511,328,066	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$428,362	$—

Totals by level	$—	$428,362	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$20,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com